ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Dec. 31, 2021
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of December 31, 2021	As of June 30, 2021

Accounts receivable from third-party customers	$3,932,365	$2,393,598
Less: allowance for doubtful accounts	(26,611)	(26,272)
Total accounts receivable from third-party customers, net	3,905,754	2,367,326
Add: accounts receivable - related parties	957,396	515,193
Total accounts receivable, net	$4,863,150	$2,882,519

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for doubtful accounts movement is as follows:

	As of December 31, 2021	As of June 30, 2021

Beginning balance	$26,272	$23,982
Additions	-	-
Recovery	-	-
Write-off	-	-
Foreign currency translation adjustments	339	2,290
Ending balance	$26,611	$26,272